Cash Flow Statements Reconciliation - Summary of Cash Flow Statements Reconciliation (Details) (Paranthetical) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flow Statement Reconciliation [Abstract]
Interest expense on DFA includes amounts owed to related party	$ 24,698,653	$ 13,462,160